Condensed Statement of Cash Flows - USD ($)	6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss			$ (29,843)	$ (1,648,235)	$ (181,695)
Adjustments to reconcile net loss to net cash provided by operating activities:
Interest earned on securities held in Trust Account				(1,210,823)	(1,924)
Interest due to Sponsor on Promissory note			10
Changes in operating assets and liabilities:
Prepaid insurance				497,392	(604,107)
Prepayments, receivables and other assets			25,000
Accrued expenses			4,055	1,838,474
Accounts payable and accrued expenses					76,474
Net cash provided by (used in) operating activities			(778)	(523,192)	(711,252)
Cash flows from investing activities:
Increase in short-term investments					(202,998,782)
Net cash used in investing activities					(202,998,782)
Cash flows from financing activities:
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000		25,100
Proceeds from sale of Units, net of underwriting discount paid					197,498,815
Proceeds from sale of Private units					7,796,842
Payment of offering costs					(582,540)
Proceeds from Promissory Note					338,038
Repayment of Promissory Note					(338,038)
Due to related parties				46,867
Net cash used in financing activities			25,000	46,867	204,738,217
Net decrease in cash and cash equivalents			24,222	(476,325)	1,028,183
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of the period	$ 1,028,183			1,028,183
Cash and cash equivalents, restricted cash and escrow money receivable at end of the period			24,222	551,858	1,028,183	$ 1,028,183
Non-cash investing and financing activities:
Deferred underwriting fee payable					5,999,964
Accretion of Class A ordinary shares to redemption value				1,212,747
Deferred offering costs paid by Promissory Note- related party			163,872
Accrued deferred offering costs			$ 25,095
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss	(4,250,371)	$ (614,679)				(12,885,300)	$ (5,066,041)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of discount on convertible bonds	1,760,426	266,754				2,814,474	533,508
Depreciation of equipment and software	367,696	628,166				1,066,303	1,276,770
Depreciation of right-of-use assets	79,515	67,359
Amortization of intangible assets	1,763,105	1,955,420				4,916,290	4,545,804
Provision for credit loss							175,676
Write-off of accounts receivable							17,419
Disposal of a subsidiary		(1,185,447)				(988,666)
Deferred tax benefits	(184,867)	(184,867)				(369,734)	(524,609)
Unrealized foreign exchange loss (gain)	804,171	(1,114,262)				(2,106,616)	(269,191)
Fair value gain on step acquisition	(2,129,515)
Changes in operating assets and liabilities:
Prepayments, receivables and other assets	1,976,355	9,887,695				(1,764,492)	(5,074,460)
Accounts receivable	(726,421)	566,025				1,067,408	(265,273)
Prepayments to remittance agents		1,819,421				2,358,628	(2,456,426)
Amounts due from related parties	(1,338,928)	501,839				(1,031,205)	(39,564,502)
Escrow money payable	(64,452)	676,482				22,265	(392,609)
Client money payable	(1,049,969)	(666,800)				687,862	1,104,746
Accounts payable, accruals and other payables	(1,766,867)	(17,468,839)				9,023,647	26,677,376
Interest payable on convertible bonds	1,746,667	1,955,489
Amounts due to related parties	5,185,716	461,203				9,269,653	38,579,903
Lease liabilities	(75,990)	(75,982)				(866)	(146,480)
Net cash provided by (used in) operating activities	2,096,271	(2,525,023)				12,079,650	19,151,611
Cash flows from investing activities:
Increase in short-term investments		(457)
Purchases of property, plant and equipment	(111,260)	(46,918)				(405,880)	(445,313)
Purchases of intangible assets		(2,705,677)
Acquisition of a subsidiary	(200,000)
(Increase) decrease in short-term investments						(458)	20,362,537
Net cash used in investing activities	(311,260)	(2,753,052)				(406,338)	19,917,224
Cash flows from financing activities:
Dividend paid	(1,912,014)
Proceeds from borrowings	2,115,603	386,525				4,737,516	5,701,358
Repayment of borrowings	(2,011,530)	(1,954,896)				(3,646,097)
Proceeds from receivable factoring	1,638,839	6,080,575				12,648,366	6,129,538
Repayment of receivable factoring	(1,311,525)	(6,696,370)				(13,348,080)	(6,183,115)
Repayment of convertible bonds	(3,500,000)					(10,500,000)
(Decrease) increase in bank overdrafts	(27,861)	348,706				(16,519)	44,591
Net cash used in financing activities	(5,008,488)	(1,835,460)				(10,124,814)	5,692,372
Net decrease in cash and cash equivalents	(3,223,477)	(7,113,535)				1,548,498	44,761,207
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of the period	71,817,139	70,268,641		$ 71,817,139		70,268,641	25,507,434
Cash and cash equivalents, restricted cash and escrow money receivable at end of the period	$ 68,593,662	$ 63,155,106			$ 71,817,139	71,817,139	70,268,641
Supplemental disclosure of cash flow information:
Interest paid							3,471,691
Income taxes paid						$ (2,133,391)